Subsequent Events (Details Narrative)										1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 14, 2025 USD ($) shares	Mar. 12, 2025 USD ($) shares	Jan. 13, 2025 $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Feb. 26, 2024 USD ($) shares	Oct. 24, 2023 USD ($) shares	Aug. 14, 2023 shares	Jul. 06, 2023 shares	Apr. 27, 2023 shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Subsequent Event [Line Items]
Exchange for outstanding debt, interest, and accrued liabilities, value | $				$ 4,900,000
Shares issued							218,660	472,153	216,874			2,161,558
Shares issued, services						1,896,667
Value issued, services | $						$ 322,433					$ 152,907	$ 333,333	$ 333,333	$ 322,433
Common Stock [Member]
Subsequent Event [Line Items]
Exchange for outstanding debt, interest, and accrued liabilities, shares				22,395,948
Converted amount, per shares | $ / shares				$ 0.02
Purchase of warrants				22,395,950
Shares issued			1,858,031		12,635,058						8,363,560	2,161,559	12,635,059	472,153
Average price | $ / shares			$ 0.6660
Shares issued, services	272,000	600,000			1,500,000						872,000	1,500,000	1,500,000	1,896,667
Value issued, services | $	$ 52,907	$ 100,000			$ 333,333
Subsequent Event [Member]
Subsequent Event [Line Items]
Exchange for outstanding debt, interest, and accrued liabilities, value | $										$ 10,700,000
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Exchange for outstanding debt, interest, and accrued liabilities, value | $										$ 982,080
Exchange for outstanding debt, interest, and accrued liabilities, shares										5,498,469
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exchange for outstanding debt, interest, and accrued liabilities, shares										60,153,339
Converted amount, per shares | $ / shares										$ 0.25
Purchase of warrants										60,153,339